Summary of Company's and Bank's Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 44,113	$ 44,206
Total Capital, Actual Ratio	14.90%	14.60%
Total Capital, For Capital Adequacy Purposes Amount	23,748	24,172
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I Capital, Actual Amount	41,396	41,280
Tier I Capital, Actual Ratio	14.00%	13.70%
Tier I Capital, For Capital Adequacy Purposes Amount	11,874	12,086
Tier I Capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), Actual Amount	41,396	41,280
Tier I Capital (to Average Assets), Actual Ratio	9.60%	9.70%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	17,342	16,972
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Citizens
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	40,584	40,387
Total Capital, Actual Ratio	13.70%	13.40%
Total Capital, For Capital Adequacy Purposes Amount	23,680	24,120
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	29,601	30,150
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital, Actual Amount	37,867	37,461
Tier I Capital, Actual Ratio	12.80%	12.40%
Tier I Capital, For Capital Adequacy Purposes Amount	11,840	12,060
Tier I Capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,760	18,090
Tier I Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	37,867	37,461
Tier I Capital (to Average Assets), Actual Ratio	8.50%	9.00%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	17,889	16,623
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 22,361	$ 20,779
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%